SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 20 • SUBSEQUENT EVENTS
Common and Preferred Share Distributions. On July 2, 2012, the Company paid a distribution of 51.56 cents per share on the Company's Series A Cumulative Redeemable Preferred Shares to preferred shareholders of record on June 15, 2012. On July 2, 2012, the Company paid a distribution of 13.00 cents per share on the Company's common shares and units, to common shareholders and Unitholders of record on June 15, 2012.
Completed Acquisitions and Dispositions.  Subsequent to the end of fiscal year 2012, on May 8, 2012, the Company closed on its acquisition of a 308-unit multi-family residential property in Topeka, Kansas, for a purchase price totaling $17.7 million, of which approximately $12.5 million consisted of the assumption of existing debt, with the remainder paid in cash. On June 4, 2012, the Company closed on its acquisition of two multi-family residential properties in Lincoln, Nebraska. The 232-unit Colony apartment property was acquired for a purchase price of $17.5 million, of which approximately $14.2 million was paid in cash and the remainder in limited partnership units of the Operating Partnership valued at issuance at approximately $3.3 million. The 208-unit Lakeside Village apartment property was acquired for a purchase price of $17.3 million, of which approximately $13.8 million was paid in cash and the remainder in limited partnership units of the Operating Partnership valued at issuance at approximately $3.5 million. The Company placed mortgage debt of $14.0 million and $13.8 million, respectively, on these two properties on June 4, 2012. The purchase price accounting is incomplete for the acquisitions that closed subsequent to the end of fiscal year 2012.
On June 20, 2012, the Company sold an approximately 16,000 square foot retail property in Kentwood, Michigan, for a sale price of $625,000. On June 21, 2012, the Company sold two condominium units in Grand Chute, Wisconsin, for a sale price of approximately $330,000.
On June 15, 2012 the Company filed a registration statement with the Securities and Exchange Commission to register shares for issuance under the Company's DRIP. This registration statement replaces the previous DRIP registration statement, and all shares remaining unsold under the previous DRIP registration statement were transferred to the new registration statement.  On June 29, 2012, the Company filed a registration statement with the Securities and Exchange Commission to enable the Company to offer and sell, from time to time, in one or more offerings, common and preferred shares of beneficial interest with an aggregate public offering price of up to $150.0 million. This shelf registration statement is in addition to the Company's currently-effective registration statement under which the Company registered, in May 2010, common and preferred shares with an aggregate public offering price of up to $150.0 million, of which $100.0 million has been reserved for issuance under the continuous equity offering program with BMO as sales agent.